AAM Brentview Dividend Growth ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communication Services - 2.6%
T-Mobile US, Inc.	108	$19,686

Consumer Discretionary - 5.3%
Lowe's Companies, Inc.	92	22,587
TJX Companies, Inc.	156	17,631
		40,218

Consumer Staples - 10.1%
Costco Wholesale Corporation	28	23,016
Mondelez International, Inc. - Class A	232	15,857
PepsiCo, Inc.	100	17,267
Philip Morris International, Inc.	180	20,729
		76,869

Energy - 3.7%
Chevron Corporation	176	28,243

Financials - 13.8%
BlackRock, Inc.	16	14,024
CME Group, Inc.	72	13,947
JPMorgan Chase & Company	112	23,834
Marsh & McLennan Companies, Inc.	76	16,915
Morgan Stanley	172	17,752
Visa, Inc. - Class A	68	18,066
		104,538

Health Care - 12.1%
Eli Lilly & Company	20	16,085
Johnson & Johnson	80	12,628
McKesson Corporation	28	17,277
Medtronic PLC	172	13,815
UnitedHealth Group, Inc.	56	32,265
		92,070

Industrials - 10.8%
Ferguson PLC	108	24,046
Parker-Hannifin Corporation	20	11,223
Trane Technologies PLC	88	29,417
Union Pacific Corporation	68	16,778
		81,464

Information Technology - 25.8%(a)
Accenture PLC - Class A	52	17,192
Apple, Inc.	204	45,304
CDW Corporation	68	14,832
Lam Research Corporation	16	14,740
Microsoft Corporation	144	60,242
NXP Semiconductors NV	76	20,000
Oracle Corporation	160	22,312
		194,622

Materials - 5.3%
CRH PLC	196	16,797
Linde PLC	52	23,582
		40,379

Real Estate - 3.5%
Extra Space Storage, Inc.	88	14,047
Realty Income Corporation	212	12,175
		26,222

Utilities - 5.6%
Constellation Energy Corporation	64	12,147
NextEra Energy, Inc.	236	18,028
WEC Energy Group, Inc.	144	12,393
		42,568
TOTAL COMMON STOCKS (Cost $740,506)		746,879

TOTAL INVESTMENTS - 98.6% (Cost $740,506)		746,879
Other Assets in Excess of Liabilities - 1.4%		10,453
TOTAL NET ASSETS - 100.0%		$757,332

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

AAM Brentview Dividend Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$746,879	$–	$–	$746,879
Total Investments	$746,879	$–	$–	$746,879

Refer to the Schedule of Investments for further disaggregation of investment categories.